Significant accounting policies	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Significant accounting policies
3(a) Significant accounting policies
A. Basis of consolidation
Subsidiaries:
The consolidated financial statements incorporate the results of the Company and all its subsidiaries (the “Group”), being the entities that it controls. Control is evidenced where the Group has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Power is demonstrated through existing rights that give the ability to direct relevant activities, which significantly affect the entity’s returns.
The financial statements of subsidiaries are prepared for the same reporting year as the parent company. Where necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies in line with accounting policies of the Group.
For
non-wholly
owned subsidiaries, a share of the profit/(loss) for the financial year and net assets is attributed to the non-controlling
interests as shown in the consolidated statements of profit or loss, consolidated statements of comprehensive income and consolidated statements of financial position.
Liability for put option issued to
non-controlling
interests which do not grant present access to ownership interest to the Group is recognised at present value of the redemption amount and is reclassified from equity. At the end of each reporting period, the non-controlling
interests subject to put option is derecognised and the difference between the amount derecognised and present value of the redemption amount, which is recorded as a financial liability, is accounted for as an equity transaction.
For acquisitions of additional interests in subsidiaries, where there is no change in control, the Group recognises a reduction to the non-controlling
interest of the respective subsidiary with the difference between this figure and the cash paid, inclusive of transaction fees, being recognised in equity. Similarly, upon dilution of controlling interests the difference between the cash received from sale or listing of the subsidiary shares and the increase to non-controlling
interest is also recognised in equity. The results of subsidiaries acquired or disposed off during the year are included in the consolidated statements of profit or loss from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Intra-Group balances and transactions, and any unrealised profits arising from intra-Group transactions are eliminated. Unrealised losses are eliminated unless costs cannot be recovered.
Joint arrangements
A Joint arrangement is an arrangement of which two or more parties have joint control. Joint control is considered when there is contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Investments in joint arrangements are classified as either joint operations or joint venture. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement, have rights to the assets, and obligations for the liabilities, relating to the arrangement. A joint venture is a joint arrangement whereby, the parties that have joint control of the arrangement have rights to the net assets of the arrangement.
Joint operations
The Group has joint operations within its Oil and gas segment. It participates in several unincorporated joint operations which involve the joint control of assets used in oil and gas exploration and producing activities. The Group accounts for its share of assets, liabilities, income and expenditure of joint operations in which the Group holds an interest. Liabilities in unincorporated joint operations where the Group is the operator, is accounted for at gross values (including share of other partners) with a corresponding receivable from the venture partner. These have been included in the consolidated financial statements under the appropriate headings.
Details of joint operations are set out in Note 34.
Joint venture
The Group accounts for its interest in joint venture using the equity method (see Note B below), after initially being recognised at cost in the consolidated statements of financial position. Goodwill arising on the acquisition of joint venture is included in the carrying value of investments in joint venture.

B. Investments in associates:
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. Investments in associates are accounted for using the equity method. Goodwill arising on the acquisition of associates is included in the carrying value of investments in associate.
Equity method of accounting
Under the equity method of accounting applicable for investments in associates and joint ventures, investments are initially recorded at the cost to the Group and then, in subsequent periods, the carrying value is adjusted to reflect the Group’s share of the post-acquisition profits or losses of the investee, and the Group’s share of other comprehensive income of the investee, other changes to the investees net assets and is further adjusted for impairment losses, if any. Dividend received or receivable from associate and joint ventures are recognised as a reduction in carrying amount of the investment.
The consolidated statements of profit or loss and consolidated statements of comprehensive income include the Group’s share of investee’s results, except where the investee is generating losses, share of such losses in excess of the Group’s interest in that investee are not recognised. Losses recognised under the equity method in excess of the Group’s investment in ordinary shares are applied to the other components of the Group’s interest that forms part of Group’s net investment in the investee in the reverse order of their seniority (i.e. priority in liquidation).
If the Group’s share of losses in an associate or joint venture equals or exceeds, its interests in the associate or joint venture, the Group discontinues the recognition of further losses. Additional losses are provided for, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate/ joint venture.
Unrealised gains arising from transactions with associate or joint venture are eliminated against the investment to the extent of the Group’s interest in these entities. Unrealised losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment of the asset transferred. Accounting policies of equity accounted investees is changed where necessary to ensure consistency with the policies adopted by the Group.
The carrying amount of equity accounted investments are tested for impairment in accordance with the policy described in Note 3 (a)(G) below.
C. Revenue recognition
Sale of goods/ rendering of services (Including revenue from contracts with customers)
The Group’s revenue from contracts with customers is mainly from the sale of copper, aluminium, iron ore, zinc, oil and gas, power, steel, glass substrate and port operations. Revenue from contracts with customers is recognised when control of the goods or services is transferred to the customer which usually is on delivery of the goods to the shipping agent at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. Revenue is recognised net of discounts, volume rebates, outgoing sales taxes/ goods and service tax and other indirect taxes excluding excise duty. Revenues from sale of by-products
are included in revenue.
Certain of the Group’s sales contracts provide for provisional pricing based on the price on the London Metal Exchange (LME) and crude index, as specified in the contract. Revenue in respect of such contracts is recognised when control passes to the customer and is measured at the amount the entity expects to be entitled – being the estimate of the price expected to be received at the end of the measurement period. Post transfer of control of goods, provisional pricing features are accounted in accordance with IFRS 9 ‘Financial Instruments’ rather than IFRS 15 ‘Revenue from contracts with customers’ and therefore the IFRS 15 rules on variable consideration do not apply. These ‘provisional pricing’ adjustments i.e. the consideration received post transfer of control are included in total revenue and disclosed by way of note to the financial statements. Final settlement of the price is based on the applicable price for a specified future period. The Group’s provisionally priced sales are marked to market using the relevant forward prices for the future period specified in the contract and is adjusted in revenue.
Revenue from oil, gas and condensate sales represent the Group’s share in the revenue from sale of such products, by the joint operations, and is recognised as and when control in these products gets transferred to the customers. In computing its share of revenue, the Group excludes government’s share of profit oil which gets accounted for when the obligation in respect of the same arises.
Revenue from sale of power is recognised when delivered and measured based on rates as per bilateral contractual agreements with buyers and at a rate arrived at based on the principles laid down under the relevant Tariff Regulations as notified by the regulatory bodies, as applicable.
Where the Group acts as a port operator, revenues relating to operating and maintenance phase of the port contract are measured at the amount that Group expects to be entitled to for the services provided.
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs part of its obligation by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognised for the earned consideration when that right is conditional on the Group’s future performance.

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received consideration from the customer. If a customer pays consideration before the Group transfers goods or services to the customer, a contract liability is recognised when the payment is received. The advance payments received plus a specified rate of return/ discount, at the prevailing market rates, is settled by supplying respective goods over a period of up to twenty four months under an agreed delivery schedule as per the terms of the respective agreements. As these are contracts that the Group expects, and has the ability, to fulfil through delivery of a non-financial
item, these are presented as advance from customers and are recognised as revenue as and when control of respective commodities is transferred to customers under the agreements. The fixed rate of return/discount is treated as finance cost. The portion of the advance where either the Group does not have a unilateral right to defer settlement beyond 12 months or expects settlement within 12 months from the balance sheet date is classified as current liability.
Interest income
Interest income from debt instruments is recognised using the effective interest rate method. The effective interest rate is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to the gross carrying amount of a financial asset. When calculating the effective interest rate, the Group estimates the expected cash flows by considering all the contractual terms of the financial instrument (for example, prepayment, extension, call and similar options) but does not consider the expected credit losses.
Dividends
Dividend income is recognised in the consolidated statements of profit or loss only when the right to receive payment is established, provided it is probable that the economic benefits associated with the dividend will flow to the Group, and the amount of the dividend can be measured reliably.
D. Business combinations
Business combinations are accounted for under the acquisition method. The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition under IFRS 3 ‘Business Combinations’, are recognised at their fair value at the acquisition date, except certain assets and liabilities required to be measured as per the applicable standards.
Excess of fair value of purchase consideration and the acquisition date non-controlling
interest over the acquisition date fair value of identifiable assets acquired and liabilities assumed is recognised as goodwill. Goodwill arising on acquisitions is reviewed for impairment annually. Where the fair values of the identifiable assets and liabilities exceed the purchase consideration, the Group re-assesses
whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognised at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the surplus is credited to the consolidated statements of profit or loss in the period of acquisition.
Where it is not possible to complete the determination of fair values by the date on which the first post-acquisition financial statements are approved, a provisional assessment of fair value is made and any adjustments required to those provisional fair values are finalised within 12 months of the acquisition date.
Those provisional amounts are adjusted through goodwill during the measurement period, or additional assets or liabilities are recognised to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognised at that date. These adjustments are called as measurement period adjustments. The measurement period does not exceed twelve months from the acquisition date.
Any
non-controlling
interest in an acquiree is measured at fair value or at the
non-controlling
interest’s proportionate share of the acquiree’s net identifiable assets. This accounting choice is made on a transaction by transaction basis.
Acquisition expenses are charged to consolidated statements of profit or loss.
If the Group acquires a group of assets in a company that does not constitute a business combination in accordance with IFRS 3 ‘business combination’, the cost of the acquired group of assets is allocated to the individual identifiable assets acquired based on their relative fair value.
Common control transactions
A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination and the control is not transitory. The transactions between entities under common control are scoped out of IFRS 3 and there is no authoritative literature for these transactions under IFRS. As a result, the Group adopted accounting principles similar to the pooling-of-interest
method based on the predecessor values. The assets and liabilities of the acquired entity are recognised at the book values recorded in the ultimate parent entity’s consolidated financial statements. The components of equity of the acquired companies are added to the same components within Group equity except that any share capital and investments in the books of the acquiring entity is cancelled and the differences, if any, is adjusted in the opening retained earnings/ capital reserve. The Company’s shares issued in consideration for the acquired companies are recognised from the moment the acquired companies are included in these financial statements and the financial statements of the commonly controlled entities would be combined, retrospectively, as if the transaction had occurred at the beginning of the earliest reporting period presented. However, the prior years’ comparative information is only adjusted for periods during which the entities were under common control.

E (a) Property, plant and equipment
(i) Mining properties and leases
When a decision is taken that a mining property is viable for commercial production (i.e. when the Group determines that the mining property will provide sufficient and sustainable return relative to the risks and the Group decided to proceed with the mine development), all further pre-production
primary development expenditure other than that on land, buildings, plant, equipment and capital work in progress is capitalised as property, plant and equipment under the heading “Mining properties and leases” together with any amount transferred from “Exploration and evaluation” assets. The costs of mining properties and leases include the costs of acquiring and developing mining properties and mineral rights.

The stripping cost incurred during the production phase of a surface mine is deferred to the extent the current period stripping cost exceeds the average period stripping cost over the life of mine and recognised as an asset if such cost provides a benefit in terms of improved access to ore in future periods and certain criteria are met. When the benefit from the stripping costs are realised in the current period, the stripping costs are accounted for as the cost of inventory. If the costs of inventory produced and the stripping activity asset are not separately identifiable, a relevant production measure is used to allocate the production stripping costs between the inventory produced and the stripping activity asset. The Group uses the expected volume of waste compared with the actual volume of waste extracted for a given value of ore/mineral production for the purpose of determining the cost of the stripping activity asset.
Deferred stripping costs are included in mining properties within property, plant and equipment and disclosed as a part of mining properties. After initial recognition, the stripping activity asset is depreciated on a unit of production method over the expected useful life of the identified component of the ore body.
In circumstances where a mining property is abandoned, the cumulative capitalised costs relating to the property are written off in the period in which it occurs i.e. when the Group determines that the mining property will not provide sufficient and sustainable returns relative to the risks and the Group decides not to proceed with the mine development.
Commercial reserves are proved and probable reserves as defined by the ‘JORC’ Code, ‘MORC’ code or ‘SAMREC’ Code. Changes in the commercial reserves affecting unit of production calculations are dealt with prospectively over the revised remaining reserves.
The estimates of hydrocarbon reserves and resources have been derived in accordance with the Society of Petroleum Engineers “Petroleum Resources Management System (2018)”.
(ii) Oil and gas assets- (developing/producing assets)
For oil and gas assets a successful efforts based accounting policy is followed. Costs incurred prior to obtaining the legal rights to explore an area are expensed immediately to the consolidated statements of profit or loss.
All costs incurred after the technical feasibility and commercial viability of producing hydrocarbons has been demonstrated are capitalised within property, plant and equipment - development/producing assets on a field-by-field
basis. Subsequent expenditure is capitalised only where it either enhances the economic benefits of the development/producing asset or replaces part of the existing development/producing asset. Any remaining costs associated with the part replaced are expensed.
Net proceeds from any disposal of development/producing assets are credited against the previously capitalised cost. A gain or loss on disposal of a development/producing asset is recognised in the consolidated statements of profit or loss to the extent that the net proceeds exceed or are less than the appropriate portion of the net capitalised costs of the asset.
(iii) Other property, plant and equipment
The initial cost of property, plant and equipment comprises its purchase price, including import duties and non-refundable
purchase taxes, and any directly attributable costs of bringing an asset to working condition and location for its intended use. It also includes the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.
If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment. All other expenses on existing property, plant and equipment, including day-to-day
repair and maintenance expenditure and cost of replacing parts, are charged to the consolidated statements of profit or Loss for the period during which such expenses are incurred.
Gains and losses on disposal of an item of property, plant and equipment computed as the difference between the net disposal proceeds and the carrying amount of the asset is included in the consolidated statements of profit or loss when the asset is derecognised. Major inspection and overhaul expenditure is capitalised, if the recognition criteria are met.
(iv) Assets under construction
Assets under construction are capitalised in the assets under construction account. At the point when an asset is capable of operating in the manner intended by management, the cost of construction is transferred to the appropriate category of property, plant and equipment. Costs associated with the commissioning of an asset and any obligatory decommissioning costs are capitalised until the period of commissioning has been completed and the asset is ready for its intended use.
(v) Depreciation, depletion and amortisation expense
Mining properties and other assets in the course of development or construction, freehold land and goodwill are not depreciated or amortised.
Mining properties
The capitalised mining properties are amortised on a
unit-of-production
basis over the total estimated remaining commercial proved and probable reserves of each property or Group of properties and are subject to impairment review. Costs used in the unit of production calculation comprise the net book value of capitalised costs plus the estimated future capital expenditure required to access the commercial reserves. Changes in the estimates of commercial reserves or future capital expenditure are dealt with prospectively.

Oil and gas producing facilities
All expenditures carried within each field are amortised from the commencement of production on a unit of production basis, which is the ratio of oil and gas production in the period to the estimated quantities of commercial reserves at the end of the period plus the production in the period, generally on a field-by-field
basis or group of fields which are reliant on common infrastructure.
Commercial reserves are proven and probable oil and gas reserves, which are defined as the estimated quantities of crude oil, natural gas and natural gas liquids which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible.
Costs used in the unit of production calculation comprise the net book value of capitalised costs plus the estimated future field development costs required to access the commercial reserves. Changes in the estimates of commercial reserves or future field development costs are dealt with prospectively.
Other assets
Depreciation on Property, plant and equipment is calculated using the straight-line method (SLM) to allocate their cost, net of their residual values, over their estimated useful lives (determined by the management) as given below. Management’s assessment takes into account, inter alia, the nature of the assets, the estimated usage of the assets, the operating conditions of the assets, past history of replacement and maintenance support.
Estimated useful life of assets are as follows:

Buildings operations and administration	3-60 years
Plant and machinery	15-40 years
Railway Sidings	15 years
Office equipment	3-6 years
Furniture and fixtures	8-10 years
Vehicles	8-10 years
Major inspection and overhaul costs are depreciated over the estimated life of the economic benefit to be derived from such costs. The carrying amount of the remaining previous overhaul cost is charged to the consolidated statements of profit or loss if the next overhaul is undertaken earlier than the previously estimated life of the economic benefit.
The Group reviews the residual value and useful life of an asset at least at each financial year end and, if expectations differ from previous estimates, the change is accounted for as a change in accounting estimate.
(b) Exploration and evaluation assets
Exploration and evaluation expenditure incurred prior to obtaining the mining right or the legal right to explore are expensed as incurred.
Exploration and evaluation expenditure incurred after obtaining the mining right or the legal right to explore, are capitalised as exploration and evaluation assets (intangible assets) and stated at cost less impairment, if any. Exploration and evaluation assets are transferred to the appropriate category of property, plant and equipment when the technical feasibility and commercial viability has been determined. Exploration and evaluation assets are assessed for impairment and impairment loss, if any, is recognised prior to reclassification.
Exploration expenditure includes all direct and allocated indirect expenditure associated with finding specific mineral resources which includes depreciation and applicable operating costs of related support equipment and facilities and other costs of exploration activities:

•	Acquisition costs - costs associated with acquisition of licences and rights to explore, including related professional fees.

•
General exploration costs - costs of surveys and studies, rights of access to properties to conduct those studies (e.g., costs incurred for environment clearance, defence clearance, etc.), and salaries and other expenses of geologists, geophysical crews and other personnel conducting those studies.

•	Costs of exploration drilling and equipping exploration and appraisal wells.
Exploration expenditure incurred in the process of determining oil and gas exploration targets is capitalised within “exploration and evaluation assets “and subsequently allocated to drilling activities. Exploration drilling costs are initially capitalised on a well-by-well
basis until the success or otherwise of the well has been established. The success or failure of each exploration effort is judged on a well-by-well
basis. Drilling costs are written off on completion of a well unless the results indicate that hydrocarbon reserves exist and there is a reasonable prospect that these reserves are commercial.

Following appraisal of successful exploration wells, if commercial reserves are established and technical feasibility for extraction demonstrated, then the related capitalised exploration costs are transferred into a single field cost centre within property, plant and equipment - development/ producing assets (oil and gas properties) after testing for impairment. Where results of exploration drilling indicate the presence of hydrocarbons which are ultimately not considered commercially viable, all related costs are written off to the consolidated statements of profit or loss.
Expenditure incurred on the acquisition of a licence interest is initially capitalised on a licence-by-licence
basis. Costs are held undepleted, within exploration and evaluation assets until such time as the exploration phase on the licence area is complete or commercial reserves have been discovered.
Net proceeds from any disposal of an exploration asset are initially credited against the previously capitalised costs. Any surplus/ deficit is recognised in the consolidated statements of profit or loss.
(c) Other Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. Subsequently, intangibles assets are measured at cost less accumulated amortisation and accumulated impairment losses, if any.
The Group recognises port concession rights as “Intangible Assets” arising from a service concession arrangement, in which the grantor controls or regulates the services provided and the prices charged, and also controls any significant residual interest in the infrastructure such as property, plant and equipment, irrespective whether the infrastructure is existing infrastructure of the grantor or the infrastructure is constructed or purchased by the Group as part of the service concession arrangement. Such an intangible asset is recognised by the Group initially at cost determined as the fair value of the consideration received or receivable for the construction service delivered and is capitalised when the project is complete in all respects. Port concession rights are amortised on straight line basis over the balance of license period. The concession period is 30 years from the date of the award. Any addition to the port concession rights are measured at fair value on recognition. Port concession rights also include certain property, plant and equipment in accordance with IFRIC 12 “Service Concession Arrangements”.
Intangible assets are amortised over their estimated useful life on a straight line basis. Software is amortised over the estimated useful life ranging from 2-5 years. Amounts paid for securing mining rights are amortised over the period of the mining lease ranging from
16-25
years. Technological
know-how
and acquired brand are amortised over the estimated useful life of ten years.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognised in the consolidated statements of profit or loss when the asset is derecognised.
The amortisation period and the amortisation method are reviewed at least at each financial year end. If the expected useful life of the asset is different from previous estimates, the change is accounted for prospectively as a change in accounting estimate.
F.
Non-current
assets held for sale
Non-current
assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale which should be expected to qualify for recognition as a completed sale within one year from the date of classification.
Non-current
assets and disposal groups classified as held for sale are not depreciated and are measured at the lower of carrying amount and fair value less costs to sell. Such assets and disposal groups are presented separately on the face of the consolidated statements of financial position.

G. Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
(a) Financial Assets – Recognition & subsequent measurement
All financial assets are recognised initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognised on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
For purposes of subsequent measurement, financial assets are classified in four categories:
Debt instruments at amortised cost
A ‘debt instrument’ is measured at amortised cost if both the following conditions are met:

a)	The asset is held within a business model whose objective is to hold assets for collecting contractual cash flows, and

b)	Contractual terms of the asset give rise on specified dates to cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding.

After initial measurement, such financial assets are subsequently measured at amortised cost using the Effective Interest Rate (EIR) method. Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included in interest income in consolidated statements of profit or loss. The losses arising from impairment are recognised in consolidated statements of profit or loss.
Debt instruments at fair value through other comprehensive income (FVOCI)
A ‘debt instrument’ is classified as at FVOCI if both of the following criteria are met:

a)	The objective of the business model is achieved both by collecting contractual cash flows and selling the financial assets, and

b)	The asset’s contractual cash flows represent SPPI.
Debt instruments included within the FVOCI category are measured initially as well as at each reporting date at fair value. Fair value movements are recognised in other comprehensive income (OCI). However, interest income, impairment losses and reversals and foreign exchange gain or loss are recognized in the consolidated statements of profit or loss. On derecognition of the asset, cumulative gain or loss previously recognised in other comprehensive income is reclassified from the equity to consolidated statements of profit or loss. Interest earned whilst holding fair value through other comprehensive income debt instrument is reported as interest income using the EIR method.
Debt instruments at fair value through profit or loss (FVTPL)
FVTPL is a residual category for debt instruments. Any debt instrument, which does not meet the criteria for categorization as at amortised cost or as FVOCI, is classified as at FVTPL.
In addition, the Group may elect to designate a debt instrument, which otherwise meets amortised cost or FVOCI criteria, as at FVTPL. However, such election is allowed only if doing so reduces or eliminates a measurement or recognition inconsistency (referred to as ‘accounting mismatch’). The Group has not designated any debt instrument as at FVTPL.
Debt instruments included within the FVTPL category are measured at fair value with all changes being recognised in consolidated statements of profit or loss.
Equity instruments
All equity investments in the scope of IFRS 9 are measured at fair value. Equity instruments which are held for trading and contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies are classified as at FVTPL. For all other equity instruments, the Group may make an irrevocable election to present in other comprehensive income subsequent changes in the fair value. The Group makes such election on an instrument-by-instrument
basis. The classification is made on initial recognition and is irrevocable.
If the Group decides to classify an equity instrument as at FVOCI, then all fair value changes on the instrument, excluding dividends, are recognised in the OCI. There is no recycling of the amounts from OCI to profit or loss, even on sale of investment. However, the Group may transfer the cumulative gain or loss within equity. For equity instruments which are classified as FVTPL, all subsequent fair value changes are recognised in the consolidated statements of profit or loss.
(b) Financial Assets - Derecognition
The Group derecognises a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.
(c) Impairment of financial assets
In accordance with IFRS 9, the Group applies expected credit loss (“ECL”) model for measurement and recognition of impairment loss on the following financial assets:

i)	Financial assets that are debt instruments, and are measured at amortised cost e.g., loans, debt securities and deposits

ii)	Financial assets that are debt instruments and are measured as at FVOCI

iii)	Trade receivables or any contractual right to receive cash or another financial asset that result from transactions that are within the scope of IFRS 15.
The Group follows ‘simplified approach’ for recognition of impairment loss allowance on trade receivables, contract assets and lease receivables. The application of simplified approach does not require the Group to track changes in credit risk. Rather, it recognises impairment loss allowance based on lifetime ECLs at each reporting date, right from its initial recognition.
The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
At each reporting date, for recognition of impairment loss on other financial assets and risk exposure, the Group determines whether there has been a significant increase in the credit risk since initial recognition. If credit risk has not increased significantly,
12-month
ECL is used to provide for impairment loss. However, if credit risk has increased significantly, lifetime ECL is used. If, in a subsequent period, credit quality of the instrument improves such that there is no longer a significant increase in credit risk since initial recognition, then the Group reverts to recognising impairment loss allowance based on
12-month
ECL.

Lifetime ECL are the expected credit losses resulting from all possible default events over the expected life of a financial instrument. The
12-month
ECL is a portion of the lifetime ECL which results from default events that are possible within 12 months after the reporting date.
ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and all the cash flows that the entity expects to receive, discounted at the original EIR.
ECL impairment loss allowance (or reversal) during the year is recognised as income/expense in consolidated statements of profit or loss. The consolidated statements of financial position presentation for various financial instruments is described below:

i)
Financial assets measured at amortised cost: ECL is presented as an allowance, i.e., as an integral part of the measurement of those assets. The Group does not reduce impairment allowance from the gross carrying amount.

ii)
Debt instruments measured at FVOCI: Since financial assets are already reflected at fair value, impairment allowance is not further reduced from its value. Rather, ECL amount is presented as ‘accumulated impairment amount’ in the OCI.

For assessing increase in credit risk and impairment loss, the Group combines financial instruments on the basis of shared credit risk characteristics with the objective of facilitating an analysis that is designed to enable significant increases in credit risk to be identified on a timely basis.
The Group does not have any purchased or originated credit-impaired (POCI) financial assets, i.e., financial assets which are credit impaired on purchase/origination.
(d) Financial liabilities – Recognition and Subsequent measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, or as loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognised initially at fair value, and in the case of financial liabilities at amortised cost, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables, loans and borrowings including bank overdrafts, financial guarantee contracts and derivative financial instruments.
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.
Gains or losses on liabilities held for trading are recognised in the consolidated statements of profit or loss.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated as such at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. For liabilities designated as FVTPL, fair value gains/ losses attributable to changes in own credit risk are recognised in OCI. These gains/ losses are not subsequently transferred to consolidated statements of profit or loss. However, the Group may transfer the cumulative gain or loss within equity. All other changes in fair value of such liability are recognised in the consolidated statements of profit or loss. The Group has not designated any financial liability as at fair value through profit or loss.
Financial liabilities at amortised cost (Loans and Borrowings and Trade and Other payables)
After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in consolidated statements of profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance and other costs in the consolidated statements of profit or loss.
(e) Financial liabilities – Derecognition
A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in the consolidated statements of profit or loss.
(f) Embedded Derivatives
An embedded derivative is a component of a hybrid (combined) instrument that also includes a non-derivative
host contract – with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. An embedded derivative causes some or all of the cash flows that otherwise would be required by the contract to be modified according to a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, credit rating or credit index, or other variable, provided in the case of a non-financial
variable that the variable is not specific to a party to the contract. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss.

If the hybrid contract contains a host that is a financial asset within the scope of IFRS 9, the Group does not separate embedded derivatives. Rather, it applies the classification requirements contained in IFRS 9 to the entire hybrid contract. Derivatives embedded in all other host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value though profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognised in consolidated statements of profit or loss, unless designated as effective hedging instruments.
(g) Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognised at the proceeds received, net of direct issue costs.
(h) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis or to realise the asset and settle the liability simultaneously.
(i) Derivative financial instruments and hedge accounting
Initial recognition and subsequent measurement
In order to hedge its exposure to foreign exchange, interest rate, and commodity price risks, the Group enters into forward, option, swap contracts and other derivative financial instruments. The Group does not hold derivative financial instruments for speculative purposes.
Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently re-measured
at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Any gains or losses arising from changes in the fair value of derivatives are taken directly to consolidated statements of profit or loss, except for the effective portion of cash flow hedges, which is recognised in OCI and later reclassified to consolidated statements of profit or loss when the hedge item affects profit or loss or treated as basis adjustment if a hedged forecast transaction subsequently results in the recognition of a non-financial
asset or
non-financial
liability.
For the purpose of hedge accounting, hedges are classified as:

•	Fair value hedges when hedging the exposure to changes in the fair value of a recognised asset or liability or an unrecognised firm commitment

•
Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognised asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognised firm commitment

•	Hedges of a net investment in a foreign operation
At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which the Group wishes to apply hedge accounting. The documentation includes the Group’s risk management objective and strategy for undertaking hedge, the hedging/economic relationship, the hedged item or transaction, the nature of the risk being hedged, hedge ratio and how the Group will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.
Hedges that meet the strict criteria for hedge accounting are accounted for, as described below:
(1) Fair value hedges
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognised in consolidated statements of profit or loss immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk.
When an unrecognised firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognised as an asset or liability with a corresponding gain or loss recognised in consolidated statements of profit or loss. Hedge accounting is discontinued when the Group revokes the hedge relationship, the hedging instrument or hedged item expires or is sold, terminated, or exercised or no longer meets the criteria for hedge accounting.

(2) Cash flow hedges
The effective portion of the gain or loss on the hedging instrument is recognised in OCI in the cash flow hedge reserve, while any ineffective portion is recognised immediately in the consolidated statements of profit or loss.
Amounts recognised in OCI are transferred to consolidated statements of profit or loss when the hedged transaction affects profit or loss, such as when the hedged financial income or financial expense is recognised or when a forecast sale occurs. When the hedged item is the cost of a non-financial
asset or
non-financial
liability, the amounts recognised in OCI are transferred to the initial carrying amount of the non-financial
asset or liability
If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognised in OCI remains separately in equity until the forecast transaction occurs or the foreign currency firm commitment is met.
(3) Hedges of a net investment
Hedges of a net investment in a foreign operation, including a hedge of a monetary item that is accounted for as part of the net investment, are accounted for in a way similar to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognised in OCI while any gains or losses relating to the ineffective portion are recognised in the consolidated statements of profit or loss. On disposal of the foreign operation, the cumulative value of any such gains or losses recorded in equity is reclassified to the consolidated statements of profit or loss (as a reclassification adjustment).
H. Borrowing costs
Borrowing cost includes interest expense as per effective interest rate (EIR) and exchange differences arising from foreign currency borrowings to the extent they are regarded as an adjustment to the interest cost.
Borrowing costs directly relating to the acquisition, construction or production of a qualifying capital project under construction are capitalised and added to the project cost during construction until such time that the assets are substantially ready for their intended use i.e. when they are capable of commercial production. Borrowing costs relating to the construction phase of a service concession arrangement is capitalised as part of the cost of the intangible asset. Where funds are borrowed specifically to finance a qualifying capital project, the amount capitalised represents the actual borrowing costs incurred. Where surplus funds are available out of money borrowed specifically to finance a qualifying capital project, the income generated from such short-term investments is deducted from the total capitalised borrowing cost. If any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing then becomes part of general borrowing. Where the funds used to finance a project form part of general borrowings, the amount capitalised is calculated using a weighted average of rates applicable to relevant general borrowings of the Group during the year.
All other borrowing costs are recognised in the consolidated statements of profit or loss in the year in which they are incurred.
Capitalisation of interest on borrowings related to construction or development projects is ceased when substantially all the activities that are necessary to make the assets ready for their intended use are complete or when delays occur outside of the normal course of business.
EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial liability or a shorter period, where appropriate, to the amortised cost of a financial liability. When calculating the effective interest rate, the Group estimates the expected cash flows by considering all the contractual terms of the financial instrument (for example, prepayment, extension, call and similar options).
I. Impairment
Non-financial
assets
Impairment charges and reversals are assessed at the level of cash-generating units. A cash-generating unit (CGU) is the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets.
The Group assesses at each reporting date, whether there is an indication that an asset may be impaired. The Group conducts an internal review of asset values annually, which is used as a source of information to assess for any indications of impairment or reversal of previously recognised impairment losses. Internal and external factors, such as worse economic performance than expected, changes in expected future prices, costs and other market factors are also monitored to assess for indications of impairment or reversal of previously recognised impairment losses.
If any such indication exists or in case of goodwill where annual testing of impairment is required then an impairment review is undertaken, the recoverable amount is calculated, as the higher of fair value less costs of disposal and the asset’s value in use.
Fair value less costs of disposal is the price that would be received to sell the asset in an orderly transaction between market participants and does not reflect the effects of factors that may be specific to the Group and not applicable to entities in general. Fair value for mineral and oil and gas assets is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset, including any expansion prospects, and its eventual disposal, using assumptions that an independent market participant may take into account. These cash flows are discounted at an appropriate post-tax
discount rate to arrive at the net present value.

Value in use is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form and its eventual disposal. The cash flows are discounted using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not been adjusted. Value in use is determined by applying assumptions specific to the Group’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the value in use calculation is likely to give a different result to a fair value calculation.
The carrying amount of the CGU is determined on a basis consistent with the way the recoverable amount of the CGU is determined. The carrying value is net of deferred tax liability recognised in the fair value of assets acquired in the business combination.
If the recoverable amount of an asset or CGU is estimated to be less than it’s carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognised in the consolidated statements of profit or loss.
Any reversal of the previously recognised impairment loss is limited to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined if no impairment loss had previously been recognised except if initially attributed to goodwill.
Exploration and evaluation assets:
In assessing whether there is any indication that an exploration and evaluation asset may be impaired, the Group considers, as a minimum, the following indicators:

•	the period for which the Group has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

•	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

•
exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the Group has decided to discontinue such activities in the specific area;

•
sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale; and

•	reserve information prepared annually by external experts.
When a potential impairment is identified, an assessment is performed for each area of interest in conjunction with the group of operating assets (representing a cash-generating unit) to which the exploration and evaluation assets is attributed. Exploration areas in which reserves have been discovered but require major capital expenditure before production can begin, are continually evaluated to ensure that commercial quantities of reserves exist or to ensure that additional exploration work is under way or planned. To the extent that capitalised expenditure is no longer expected to be recovered, it is charged to the consolidated statements of profit or loss.
J. Leases
The Group assesses at contract inception, all arrangements to determine whether they are, or contain, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
(a) Group as a lessor
Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Rental income from operating lease is recognised on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income. Contingent rents are recognised as revenue in the period in which they are earned.
Leases are classified as finance leases when substantially all of the risks and rewards of ownership transfer from the Group to the lessee. Amounts due from lessees under finance leases are recorded as receivables at the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the net investment outstanding in respect of the lease.
(b) Group as a lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value
assets. The Group recognises lease liabilities towards future lease payments and right-of-use
assets representing the right to use the underlying assets.
(i)
Right-of-use
assets
The Group recognises
right-of-use
assets at the commencement date of the lease (i.e., the date when the underlying asset is available for use).
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use
assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The right-of-use
assets are also subject to impairment.

Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets as described in E above
(ii)
Lease liabilities
At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (and, in some instances, in-substance
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognised as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is generally not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
The Group’s lease liabilities are included in Trade and other payables.
(iii) Short-term leases and leases of
low-value
assets
The Group applies the short-term lease recognition exemption to its short-term leases of equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value
assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value
assets are recognised as expense on a straight-line basis over the lease term.
K. Government grants
Grants and subsidies from the government are recognised when there is reasonable assurance that (i) the Group will comply with the conditions attached to them, and (ii) the grant/subsidy will be received.
When the grant or subsidy relates to revenue, it is recognised as income on a systematic basis in the consolidated statements of profit or loss over the periods necessary to match them with the related costs, which they are intended to compensate.
Government grants relating to tangible fixed assets are deducted in calculating the carrying amount of the assets and recognised in the consolidated statements of profit or loss over the expected useful lives of the assets concerned as a reduced depreciation expense.
When loans or similar assistance are provided by governments or related institutions, with an interest rate below the current applicable market rate, the effect of this favourable interest is regarded as a government grant. The loan or assistance is initially recognised and measured at fair value and the government grant is measured as the difference between the initial carrying value of the loan and the proceeds received. The loan is subsequently measured as per the accounting policy applicable to financial liabilities.
L. Inventories
Inventories and
work-in-progress
are stated at the lower of cost and net realisable value.
Cost is determined on the following basis:

•
Purchased copper concentrate is recorded at cost on a
first-in,
first-out
(“FIFO”) basis; all other materials including stores and spares are valued on weighted average basis; except in Oil and Gas business where stores and spares are valued on FIFO basis.

•
Finished products are valued at raw material cost plus costs of conversion, comprising labour costs and an attributable proportion of manufacturing overheads based on normal levels of activity and are moved out of inventory on a weighted average basis (except in copper business where FIFO basis is followed); and

•	By-products and scrap are valued at net realisable value.
Net realisable value is determined based on estimated selling price, less further costs expected to be incurred for completion and disposal.
M. Taxation
Tax expense represents the sum of current tax and deferred tax.
Current tax is provided at amounts expected to be paid (or recovered) using the tax rates and laws that have been enacted or substantively enacted by the reporting date and includes any adjustment to tax payable in respect of previous years.
Subject to the exceptions below, deferred tax is provided, using the balance sheet method, on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes and on carry forward of unused tax credits and unused tax losses:

•
tax payable on the future remittance of the past earnings of subsidiaries where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future;

•
deferred income tax is not recognised on initial recognition as well as on the impairment of goodwill which is not deductible for tax purposes or on the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither the accounting profit nor taxable profit (tax loss); and

•	deferred tax assets (including MAT credit entitlement) are recognised only to the extent that it is more likely than not that they will be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. Tax relating to items recognised outside consolidated statements of profit or loss is recognised outside consolidated statements of profit or loss (either in other comprehensive income or equity).
The carrying amount of deferred tax assets (including MAT credit entitlement) is reviewed at each reporting date and is adjusted to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.
Deferred tax assets and deferred tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
Deferred tax is provided on temporary differences arising on acquisitions that are categorised as Business Combinations. Deferred tax is recognised at acquisition as part of the assessment of the fair value of assets and liabilities acquired. Subsequently deferred tax is charged or credited in the consolidated statements of profit or loss/other comprehensive income as the underlying temporary difference is reversed.
N. Retirement benefit schemes
The Group operates or participates in a number of defined benefits and defined contribution schemes, the assets of which (where funded) are held in separately administered funds.
For defined benefit schemes, the cost of providing benefits under the plans is determined by actuarial valuation each year separately for each plan using the projected unit credit method by third party qualified actuaries.
Remeasurement including, effects of asset ceiling and return on plan assets (excluding amounts included in interest on the net defined benefit liability) and actuarial gains and losses arising in the year are recognised in full in other comprehensive income and are not recycled to the consolidated statements of profit or loss.
Past service costs are recognised in the consolidated statements of profit or loss on the earlier of:

•	the date of the plan amendment or curtailment, and

•	the date that the Group recognises related restructuring costs
Net interest is calculated by applying a discount rate to the net defined benefit liability or asset at the beginning of the period. Defined benefit costs are split into current service cost, past service cost, net interest expense or income and remeasurement, and gains and losses on curtailments and settlements.
Current service cost and past service costs are recognised within cost of sales and administrative expenses and distribution expenses. Net interest expense or income is recognised within finance and other costs.
For defined contribution schemes, the amount charged to the consolidated statements of profit or loss in respect of pension costs and other post-retirement benefits is the contributions payable in the year, recognised as and when the employee renders related service.
O. Share-based payments
Certain employees (including executive directors) of the Group receive part of their remuneration in the form of share-based payment transactions, whereby employees render services in exchange for shares or rights over shares (‘equity-settled transactions’).
The cost of equity-settled transactions with employees is measured at fair value of share awards at the date at which they are granted. The fair value of share awards is determined with the assistance of an external valuer and the fair value at the grant date is expensed on a proportionate basis over the vesting period based on the Group’s estimate of shares that will eventually vest. The estimate of the number of awards likely to vest is reviewed at each reporting date up to the vesting date at which point the estimate is adjusted to reflect the current expectations. The resultant increase in equity is recorded in share-based payment reserve.
In case of cash-settled transactions, a liability is recognised for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognised in employee benefits expense. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value is determined with the assistance of an external valuer.
Additionally, VRL offered certain share-based incentives under the Long-Term Incentive Plan (“LTIP”) to employees and directors of the Company and its subsidiaries. VRL recovers the proportionate cost (calculated based on the grant date fair value of the options granted) from the respective group companies, which is charged to the consolidated statements of profit or loss.
P. Provisions, contingent liabilities and contingent assets
The assessments undertaken in recognising provisions and contingencies have been made in accordance with the applicable IFRS.
Provisions represent liabilities for which the amount or timing is uncertain. Provisions are recognised when the Group has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources, that can be reliably estimated, will be required to settle such an obligation. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows to net present value using an appropriate pre-tax
discount rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Unwinding of the discount is recognised in the consolidated statements of profit or loss as a finance and other costs. Provisions are reviewed at each reporting date and are adjusted to reflect the current best estimate.
A contingent liability is a possible obligation that arises from past events whose existence will be confirmed by the occurrence or non-occurrence
of one or more uncertain future events beyond the control of the Group or a present obligation that is not recognised because it is not probable that an outflow of resources will be required to settle the obligation. A contingent liability also arises in extremely rare cases where there is a liability that cannot be recognised because it cannot be measured reliably. The Group does not recognise a contingent liability but discloses its existence in the consolidated financial statements.
In the normal course of business, contingent liabilities may arise from litigation and other claims against the Group. Financial guarantees are also provided in the normal course of business. There are certain obligations which management has concluded, based on all available facts and circumstances, are not probable of payment or are very difficult to quantify reliably, and such obligations are treated as Contingent liabilities and disclosed in the notes but are not reflected as liabilities in the financial statements. Although there can be no assurance regarding the final outcome of the legal proceedings in which the Group is involved, it is not expected that such contingencies will have a material effect on its financial position or profitability.
Contingent assets are not recognised but disclosed in the financial statements when an inflow of economic benefit is probable.
The Group has significant capital commitments in relation to various capital projects which are not recognised in the consolidated statements of financial position.
Q. Restoration, rehabilitation and environmental costs
An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the development or ongoing production of a mine or oil fields. Such costs, discounted to net present value, are provided for and a corresponding amount is capitalised at the start of each project, as soon as the obligation to incur such costs arises. These costs are charged to the consolidated statements of profit or loss over the life of the operation through the depreciation of the asset and the unwinding of the discount on the provision. The cost estimates are reviewed periodically and are adjusted to reflect known developments which may have an impact on the cost estimates or life of operations. The cost of the related asset is adjusted for changes in the provision due to factors such as updated cost estimates, changes to lives of operations, new disturbance and revisions to discount rates. The adjusted cost of the asset is depreciated prospectively over the lives of the assets to which they relate. The unwinding of the discount is shown as a finance and other costs in the consolidated statements of profit or loss.
Costs for the restoration of subsequent site damage which is caused on an ongoing basis during production are provided for at their net present value and charged to the consolidated statements of profit or loss as extraction progresses. Where the costs of site restoration are not anticipated to be material, they are expensed as incurred.
R. Accounting for foreign currency transactions and translations
The functional currency for each entity in the Group is determined as the currency of the primary economic environment in which it operates. For all principal operating subsidiaries, the functional currency is normally the local currency of the country in which it operates with the exception of oil and gas business operations which have a US dollar functional currency as that is the currency of the primary economic environment in which it operates.
In the financial statements of individual group companies, transactions in currencies other than the respective functional currencies are translated into their functional currencies at the exchange rates ruling at the date of the transaction. Monetary assets and liabilities denominated in other currencies are translated into functional currencies at exchange rates prevailing on the reporting date.
Non-monetary
assets and liabilities denominated in other currencies and measured at historical cost or fair value are translated at the exchange rates prevailing on the dates on which such values were determined.
All exchange differences are included in the consolidated statements of profit or loss except those where the monetary item is designated as an effective hedging instrument of the currency risk of designated forecasted sales or purchases, which are recognised in the other comprehensive income.
Exchange differences which are regarded as an adjustment to interest costs on foreign currency borrowings are considered as
part of borrowing cost.
For the purposes of the consolidation of financial statements, items in the consolidated statements of profit or loss of those businesses for which the Indian Rupees is not the functional currency are translated into Indian Rupees at the average rates of exchange during the year/ exchange rates as on the date of transaction. The related consolidated statements of financial position is translated into Indian rupees at the rates as at the reporting date. Exchange differences arising on translation are recognised in the consolidated statements of other comprehensive income. On disposal of such entities the deferred cumulative exchange differences recognised in equity relating to that particular foreign operation are recognised in the consolidated statements of profit or loss.
S. Earnings per share
The Group presents basic and diluted earnings per share (“EPS”) data for its equity shares. Basic EPS is calculated by dividing the profit or loss attributable to equity shareholders of the Company by the weighted average number of equity shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to equity shareholders and the weighted average number of equity shares outstanding for the effects of all dilutive potential equity shares.

T. Treasury shares
The Group has created an Employee Benefit Trust (EBT) for providing share-based payment to its employees. The Group uses EBT as a vehicle for distributing shares to employees under the employee remuneration schemes. The EBT buys shares of the Company from the market, for giving shares to employees. The shares held by EBT are treated as treasury shares.
Own equity instruments that are reacquired (treasury shares) are recognised at cost and deducted from equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognised in equity. Share options whenever exercised, would be satisfied with treasury shares.
U. Current and
non-current
classification
The Group presents assets and liabilities in the consolidated statements of financial position based on current /
non-current
classification. An asset is classified as current when it satisfies any of the following criteria:

•	it is expected to be realized in, or is intended for sale or consumption in, the Group’s normal operating cycle.

•	it is held primarily for the purpose of being traded;

•	it is expected to be realized within 12 months after the reporting date; or

•	it is cash or cash equivalent unless it is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting date.
All other assets are classified as
non-current.
A liability is classified as current when it satisfies any of the following criteria:

•	it is expected to be settled in the Group’s normal operating cycle;

•	it is held primarily for the purpose of being traded;

•	it is due to be settled within 12 months after the reporting date; or

•
the Group does not have an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

All other liabilities are classified as
non-current.
Deferred tax assets and liabilities are classified as
non-current
only.
V. Acceptances
The Group enters into arrangements whereby banks and financial institutions make direct payments to suppliers for raw materials and project materials. The banks and financial institutions are subsequently repaid by the Group at a later date providing working capital timing benefits. These are normally settled up to twelve months (for raw materials) and up to 36 months (for project and materials). Where these arrangements are with a maturity of up to twelve months, the economic substance of the transaction is determined to be operating in nature and these are recognised as Acceptances. Where these arrangements are with a maturity beyond twelve months and up to thirty six months, the economic substance of the transaction is determined to be financing in nature, and these are presented within borrowings in the consolidated statements of financial position. Interest expense on these are recognised in the finance and other costs.
W. Cash and cash equivalents and restricted cash and cash equivalents
Cash and cash equivalents in the consolidated statements of financial position and consolidated statements of cash flows comprise cash at bank and in hand, and short-term deposits which have a maturity of three months or less from the date of acquisition, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value and are unrestricted as to withdrawal and usage.
Additionally, cash and cash equivalents for the purposes of cash flow statements includes restricted cash balance kept in a specified bank account towards unpaid dividend to be utilized solely for the purposes of payment of dividends.
Restricted cash and cash equivalents in the consolidated statements of financial position comprise cash at bank and in hand, and short-term deposits which have a maturity of three months or less from the date of acquisition and are restricted as to withdrawal and usage.

3(b) Application of new and revised standards
The Group has adopted, with effect from April 01, 2019, the following new and revised standards and interpretations. Their adoption has not had any significant impact on the amounts reported in the consolidated financial statements, except as described below.

•	IFRS 16 – Leases
IFRS 16, Leases, replaces the existing standard on accounting for leases, IAS 17, with effect from April 01, 2019. This standard introduces a single lessee accounting model and requires a lessee to recognize a ‘right of use asset’ (ROU) and a corresponding ‘lease liability’ for all leases. Lease costs are to be recognised in the income statement over the lease term in the form of depreciation on the ROU asset and finance charges representing the unwinding of the discount on the lease liability. In contrast, the accounting requirements for lessors remain largely unchanged.

The Group acts as a lessee in lease arrangements mainly involving plant and machinery, office premises and other properties. The Group has elected to apply the modified retrospective approach on transition, and accordingly the comparative numbers have not been restated. For contracts in place as at April 01, 2019, the Group has continued to apply its existing definition of leases as under IAS 17 (“grandfathering”), instead of reassessing whether existing contracts are or contain a lease at that date. Further, the Group has elected to avail the exemption in IFRS 16 from applying the requirements of IFRS 16 to short-term leases of all assets that have a lease term of 12 months or less and leases for which the underlying asset is of low value. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.
Effects of transition to
IFRS-16,
which were not material are given in Note 14 and Note 24.

The weighted average incremental borrowing rate applied to lease liabilities is 7.49%.
Previous period accounting policy: Leases
Determining whether an arrangement contains lease
At inception of an arrangement, the Group determines whether the arrangement is or contains a lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.
At inception or on reassessment of an arrangement that contains lease, the Group separates payments and other consideration required by the arrangement into those for the lease and those for other elements on the basis of their relative fair values. If the Group concludes for a finance lease that it is impracticable to separate the payments reliably, then an asset and a liability are recognised at an amount equal to the fair value of the underlying asset; subsequently the liability is reduced as payments are made and an imputed finance cost on the liability is recognised using the Group’s incremental borrowing rate.
Group as a lessee
A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.
Finance leases are capitalised at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognised in finance and other costs in the consolidated statements of profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalised in accordance with the Group’s policy on the general borrowing costs. Contingent rentals are recognised as expenses in the periods in which they are incurred.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.
Operating lease payments are recognised as an expense in the consolidated statements of profit or loss on a straight-line basis over the lease term.
Group as a lessor
Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Rental income from operating lease is recognised on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised over the lease term on the same basis as rental income. Contingent rents are recognised as revenue in the period in which they are earned.
Leases are classified as finance leases when substantially all of the risks and rewards of ownership transfer from the Group to the lessee. Amounts due from lessees under finance leases are recorded as receivables at the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the net investment outstanding in respect of the lease.
IFRIC 23 – Uncertainty over Income Tax Treatments
IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. The clarification did not have a material effect on the Group’s financial statements so far as the recognition and measurement of income taxes is concerned. A consequential impact of the clarification is on the disclosure of contingent liabilities. The Group previously used to consider only those cases/matters for contingent liabilities wherever demand has been raised by the authorities/ initial assessment has been completed. The contingent liabilities have now been extrapolated to other years where a similar issue exists but formal demand has not been raised by tax authorities. Considering the impact of IFRIC 23, the amounts of Income Tax disputes disclosed in
N
ote 9 and 33 of these financial statements would have been higher by
₹
 38,770 million ($ 514 million) as on April 01, 2019, as against the hitherto followed practice. As per the transitional provisions of IFRIC 23, the Group has not restated comparative information.
Other Amendments
A number of other minor amendments to existing standards also became effective on April 01, 2019 and have been adopted by the Group. The adoption of these new accounting pronouncements did not have a material impact on the accounting policies, methods of computation or presentation applied by the Group.
Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are not expected to have a significant impact on the Group’s financial statements. The Group has not early adopted any amendment, standard or interpretation that has been issued but is not yet effective.
3(c) Significant accounting estimates and judgements
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions, that affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities at the date of these consolidated financial statements and the reported amounts of revenues and expenses for the years presented. These judgments and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the financial statements.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised and future periods affected.
The information about significant areas of estimation uncertainty and critical judgements in applying accounting policies that have the most significant effect on the amounts recognised in the financial statements are as given below:
I. Significant Estimates:

(i)	Impact of COVID-19
The outbreak of novel Coronavirus
(COVID-19)
pandemic globally and in India and the consequent lockdown restrictions imposed by national governments is causing significant disturbance and slowdown of economic activity across the globe. The commodity prices including oil have seen significant volatility with downward price pressures due to major demand centers affected by lockdown.
The Group is in the business of metals and mining, Oil & gas and generation of electricity which are considered as either essential goods and services or were generally allowed to continue to carry out the operations with adequate safety measures. The Group has taken proactive measures to comply with various regulations/guidelines issued by the Government and local bodies to ensure safety of its workforce and the society in general. However, the pandemic has resulted in restricted access to some of our facilities and premises resulting in delays in some of our operating activities and reporting obligations.

The Group has considered possible effects of
Covid-19
on the recoverability of its property, plant and equipment (PPE), loans and receivables, etc. in accordance with IFRS. The Group has considered forecast consensus, industry reports, economic indicators and general business conditions to make an assessment of the implications of the Pandemic. The Group has also performed sensitivity analysis on the key assumptions idntified basis the internal and external information, which are indicative of future economic condition. Based on the assessment, the Group has recorded necessary adjustments, including impairment to the extent the carrying amount exceeds the recoverable amount and has disclosed the same (
R
efer
N
ote 14).
The actual effects of
COVID-19
could be different from what is presently assessed and would be known only in due course of time.

(ii)	Oil and Gas reserves
Significant technical and commercial judgements are required to determine the Group’s estimated oil and natural gas reserves. Oil and Gas reserves are estimated on a proved and probable entitlement interest basis. Proven and probable reserves are estimated using standard recognised evaluation techniques. The estimate is reviewed annually. Future development costs are estimated taking into account the level of development required to produce the reserves by reference to operators, where applicable, and internal engineers.
Net entitlement reserves estimates are subsequently calculated using the Group’s current oil price and cost recovery assumptions, in line with the relevant agreements.
Changes in reserves as a result of factors such as production cost, recovery rates, grade of reserves or oil and gas prices could impact the depletion rates, carrying value of assets (Refer Note 14) and environmental and restoration provisions.

(iii)	Carrying value of exploration and evaluation oil and gas assets
Exploration assets are assessed by comparing the carrying value to higher of fair value less cost of disposal or value in use if impairment indicators, as contained in IFRS 6, exist. Change to the valuation of exploration assets is an area of judgement. Further details on the Group’s accounting policies on this are set out in accounting policy above. The amounts for exploration and evaluation assets represent active exploration projects. These amounts will be written off to the consolidated statements of profit or loss as exploration costs unless commercial reserves are established, or the determination process is not completed and there are no indications of impairment. The outcome of ongoing exploration, and therefore whether the carrying value of exploration and evaluation assets will ultimately be recovered, is inherently uncertain.
Details of carrying values and impairment charge/ reversal and the assumptions used are disclosed in Note 14.

(iv)	Carrying value of developing/producing oil and gas assets
Management performs impairment tests on the Group’s developing/producing oil and gas assets where indicators of impairment are identified in accordance with IAS 36.
The impairment assessments are based on a range of estimates and assumptions, including:

Estimates/ assumptions	Basis
Future production	proved and probable reserves, production facilities, resource estimates and expansion projects
Commodity prices	management’s best estimate benchmarked with external sources of information, to ensure they are within the range of available analyst forecast
Discount to price	management’s best estimate based on historical prevailing discount and updated sales contracts
Extension of PSC	granted till 2030 on the expected commercial terms (Refer note 3(c)(I)(viii))
Discount rates	cost of capital risk-adjusted for the risk specific to the asset/ CGU
Any subsequent changes to cash flows due to changes in the above mentioned factors could impact the carrying value of the assets.
Details of carrying values and impairment charge/ reversal and the assumptions used are disclosed in Note 14.

(v)	Mining properties and leases
The carrying value of mining property and leases is arrived at by depreciating the assets over the life of the mine using the unit of production method based on proved and probable reserves. The estimate of reserves is subject to assumptions relating to life of the mine and may change when new information becomes available. Changes in reserves as a result of factors such as production cost, recovery rates, grade of reserves or commodity prices could thus impact the carrying values of mining properties and leases and environmental and restoration provisions.

Management performs impairment tests when there is an indication of impairment. The impairment assessments are based on a range of estimates and assumptions, including:

Estimates/assumptions	Basis
Future production	proved and probable reserves, resource estimates (with an appropriate conversion factor) considering the expected permitted mining volumes and, in certain cases, expansion projects
Commodity prices	management’s best estimate benchmarked with external sources of information, to ensure they are within the range of available analyst forecast
Exchange rates	management best estimate benchmarked with external sources of information
Discount rates	cost of capital risk-adjusted for the risk specific to the asset/ CGU
Details of impairment charge/reversal and the assumptions used and carrying values are disclosed in Note 14.

(vi)	Recoverability of deferred tax and other income tax assets
The Group has carry forward tax losses, unabsorbed depreciation and MAT credit that are available for offset against future taxable profit. Deferred tax assets are recognised only to the extent that it is probable that taxable profit will be available against which the unused tax losses or tax credits can be utilized. This involves an assessment of when those assets are likely to reverse, and a judgement as to whether or not there will be sufficient taxable profits available to offset the assets. This requires assumptions regarding future profitability, which is inherently uncertain. To the extent assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognised in respect of deferred tax assets and consequential impact in the consolidated statements of profit or loss.
Based on the above analysis, the total deferred tax assets recognised in these financial statement (
R
efer
N
ote 9) includes MAT credit entitlements of
₹
 103,243 million and
₹
 91,258 million ($ 1,210 million) as at March 31, 2019 and March 31, 2020 respectively,

of which
₹
 35,998 million ($ 477 million) is expected to be utilised in the fourteenth and the fifteenth year. As per tax laws such credits are to be utilised within fifteen years of origination.
Additionally, the Group has tax receivables on account of refund arising on account of past amalgamation and relating to various tax disputes. The recoverability of these receivables involve application of judgement as to the ultimate outcome of the tax assessment and litigations. This pertains to the application of the legislation, which in certain cases is based upon management’s interpretation of country specific tax law, in particular India, and the likelihood of settlement. Management uses in-house
and external legal professionals to make informed decision (Refer Note 9).

The details of MAT assets (recognised and unrecognised) are set out in Note 9.

(vii)	Copper operations India
In an appeal filed by the Group against the closure order of the Tuticorin Copper smelter by Tamil Nadu Pollution Control Board (“TNPCB”), the appellate authority National Green Tribunal (“NGT”) passed an interim order on May 31, 2013 allowing the copper smelter to recommence operations and appointed an Expert Committee to submit a report on the plant operations. Post the interim order, the plant recommenced operations on June 23, 2013. Based on Expert Committee’s report on the operations of the plant stating that the plant’s emission were within prescribed standards and based on this report, NGT ruled on August 08, 2013 that the Copper smelter could continue its operations and recommendations made by the Expert Committee be implemented in a time bound manner. The Group has implemented all of the recommendations. TNPCB has filed an appeal against the order of the NGT before the Supreme Court of India.
In the meanwhile, the application for renewal of Consent to Operate (CTO) for existing copper smelter, required as per procedure established by law was rejected by TNPCB in April 2018. Vedanta Limited has filed an appeal before the TNPCB Appellate Authority challenging the Rejection Order. During the pendency of the appeal, there were protests by a section of local community raising environmental concerns and TNPCB vide its order dated May 23, 2018 ordered closure of existing copper smelter plant with immediate effect. Further, the Government of Tamil Nadu, issued orders dated May 28, 2018 with a direction to seal the existing copper smelter plant permanently. The Company believes these actions were not taken in accordance with the procedure prescribed under applicable laws. Subsequently, the Directorate of Industrial Safety and Health passed orders dated May 30, 2018, directing the immediate suspension and revocation of the Factory License and the Registration Certificate for the existing smelter plant.
The Company has appealed this before the National Green Tribunal (NGT). NGT vide its order on December 15, 2018 has set aside the impugned orders and directed the TNPCB to pass fresh orders for renewal of consent and authorization to handle hazardous substances, subject to appropriate conditions for protection of environment in accordance with law.
The State of Tamil Nadu and TNPCB approached Supreme Court in Civil Appeals on January 02, 2019 challenging the judgement of NGT dated December 15, 2018 and the previously passed judgement of NGT dated August 08, 2013. The Supreme Court vide its judgement dated February 18, 2019 set aside the judgements of NGT dated December 15, 2018 and August 08, 2013 on the basis of maintainability alone and directed the Company to file an appeal in High court.
The Company

had
filed a writ petition before Madras High Court challenging the various orders passed against the Company in 2018 and 2013. Continuous hearings were conducted from June 2019 to January 2020. Rejoinder and sur-rejoinder
arguments on behalf of all the parties concluded on January 08, 2020 and the orders have been reserved for Judgement.

On August 18, 2020, the Madras High Court delivered the judgement wherein it dismissed all the Writ Petitions filed by the Company.
The Company approached the Supreme Court and challenged the said High Court order by way of a Special Leave Petition (SLP) to Appeal and also sought interim relief in terms of access to the plant for purposes of care & maintenance of the Plant. The matter was listed on August 31, 2020. After hearing the parties, the bench admitted the SLP and issued the notice to the respondents to file counter affidavit on SLP & the prayer for interim relief within four weeks. The rejoinder by the Petitioners (Vedanta) will need to be filed within 2 weeks thereafter
.
Further, in October 2019, the Company has filed a writ petition in Madras High court for allowing access to plant to undertake essential care and maintenance as due to lack of care and maintenance in the last 18 months, several structures such as pipelines, cable trays etc. are in corroded state and likely to get damaged. Management believes that assessment of physical damage, if any, can be carried out once it gets access to the plant. However, the cost of
the same is not expected to be material.
As per the Company’s assessment, it is in compliance with the applicable regulations and expects to get the necessary approvals in relation to the existing operations.
The Company has carried out an impairment analysis for existing plant assets during the year ended March 31, 2020 considering the key variables and concluded that there exists no impairment. The Company has done an additional sensitivity analysis with commencement of operations of the existing plant in FY
2022-23
and noted that the recoverable amount of the assets would still be in excess of their carrying values.
The carrying value of the assets as at March 31, 2020 is
₹
 19,487 million ($ 258 million).
Expansion Plant:
Separately, the Company has filed a fresh application for renewal of the Environmental Clearance
(EC)

for the proposed Copper Smelter Plant
2
(Expansion Project) dated March
12
,
2018
before the Expert Appraisal Committee of the MoEF wherein a
sub-committee
was directed to visit the Expansion Project site prior to prescribing the Terms of Reference.
In the meantime, the Madurai Bench of the High Court of Madras in a Public Interest Litigation held vide its order dated May 23, 2018 that the application for renewal of the Environmental Clearance for the Expansion Project shall be processed after a mandatory public hearing and in the interim, ordered the Company to cease construction and all other activities on site for the proposed Expansion Project with immediate effect. The Ministry of Environment and Forests (MoEF) has delisted the expansion project since the matter is sub-judice.
Separately, SIPCOT vide its letter dated May 29, 2018, cancelled 342.22 acres of the land allotted for the proposed Expansion Project. Further the TNPCB issued orders on June 07, 2018 directing the withdrawal of the Consent to Establish (CTE) which was valid till March 31, 2023.
The Company has approached Madras High Court by way of writ petition challenging the cancellation of lease deeds by SIPCOT pursuant to which an interim stay has been granted. The Company has also filed Appeals before the TNPCB Appellate Authority challenging withdrawal of CTE by the TNPCB, the matter is pending for adjudication.
Property, plant and equipment of
₹
14,742 million ($ 197 million) and inventories of
₹
5,166 million ($ 69 million), pertaining to existing and expansion plant, could not be physically verified, anytime during the year, as the access to the plant is presently restricted. However, since operations are suspended and access to the plant restricted, any difference between book and physical quantities is unlikely to be material.

Impairment recognised during the year
For the expansion plant, the project activities are on halt since May 2018. Further, the project EC for the expansion plant got expired on December 31, 2018 and fresh application is filed before the competent authority, however, the process will start only after reopening of the existing plant and after obtaining all statutory approvals, the timing of which is uncertain.
Keeping in view the above factors and the fact that value in use cannot be reasonably ascertained, the Company has carried out recoverability assessment of the items of property, plant and equipment, capital work in progress (CWIP) and capital advances. Based on the realisable value estimate of
₹
 2,886 million ($ 38 million), the Company has recognised an impairment of
₹
 6,692 million ($ 89 million) (comprising of CWIP balances of
₹
 4,349 million ($ 58 million), capital advances of
₹
 1,961 million ($ 26 million) and other assets of
₹
 382 million ($ 5 million)) during the year.

viii)	PSC Extension
Rajasthan Block
On October 26, 2018, the Government of India (GoI), acting through the Directorate General of Hydrocarbons (DGH) granted its approval for a ten-year
extension of the Production Sharing Contract (PSC) for the Rajasthan Block (RJ), with effect from May 15, 2020 subject to certain conditions. The GoI had granted the extension under the
Pre-NELP
Extension Policy, the applicability whereof to PSC for Rajasthan Block is sub-judice
and pending before the Hon’ble Delhi High Court. The key conditions stated by DGH and the Group’s position is detailed below:

•	Submission of Audited Accounts and End of year statement:
Above condition for submission of audited accounts and End of Year Statement for adoption by Management Committee of the Block has been delinked by DGH vide letter dated December
03,
2019 as a
pre-condition
to PSC extension.

•
Profit Petroleum:
 DGH, in May 2018, has raised a demand for the period up to March 31, 2017 for Government’s additional share of Profit oil based on its computation of disallowance of cost incurred over the initially approved Field Development Plan (FDP) of pipeline project for
₹
 15,079 million ($ 202

million) and retrospective
re-allocation
of certain common costs between Development Areas (DAs) of Rajasthan Block aggregating to
₹
 27,236 million ($ 364 million), representing share of Vedanta Limited and its subsidiary. DGH vide its letter dated May 12, 2020, reiterated its demand only with respect to the retrospective re-allocation
of certain common costs between Development Areas (DA’S) of Rajasthan block of
₹
 27,236 million ($ 364 million) for the period upto March 31, 2017.

Subsequently, the Company in January 2020 received notifications from DGH on audit exceptions arising out of its audit for the FY
2017-18,
which comprises of the consequential effects on profit oil due to the aforesaid matters and certain new matters on cost allowability plus interest aggregating to
₹
 48,284 million ($ 645 million), representing share of Vedanta limited and its subsidiary, which have been suitably responded to by the Company.
The Company believes that it has sufficient as well as reasonable basis (pursuant to PSC provisions & approvals), supported by legal advice, for having claimed such costs and for allocating common costs between different DAs. In the Company’s opinion, these computations of the aforesaid demand / audit exceptions are not appropriate and the accounting adjustments sought for issues pertaining to Year 2007 and onwards are based on assumptions that are not in consonance with the approvals already in place. The Company’s view is also supported by independent legal opinion and the Company has been following the process set out in PSC to resolve these aforesaid matters. Thus, the Company sought for appointment of a sole expert for opining on the audit exceptions by a letter dated November 14, 2019 and thereafter on May 14, 2020, Company has issued a notice of Arbitration proceeding on the above matters. Government of India (GOI) has responded to our notice of arbitration nominating their arbitrator. Now the next step is to appoint the presiding arbitrator and the Company has notified GOI on the same. The Company is confident of resolution of matters in its favour.
Further to above stated letter from GoI on October 26,2018, in view of pending non-finalization
of the Addendum to PSC, the extraordinary situation prevailing on account of
COVID-19
and
non-finalisation
of issues including the aforesaid DGH demand, the GoI granted, vide letter dated May 14, 2020, permission to the Group to continue petroleum operations in
RJ-ON-90/I
block, till the execution of the Addendum to PSC or for a period of three months from May 15, 2020, whichever is earlier.

This has been further extended till
September
3
0
, 2020.
In our view, above mentioned condition linked to PSC extension is untenable and has not resulted in creation of any liability and cannot be a ground for non-extension.
In addition, all necessary procedures prescribed in the PSC including appropriate dispute resolution process, in respect of the stated audit observation have also been satisfied. Accordingly, in our view, the PSC extension approval granted vide DGH letter dated October 26, 2018 upholds with all conditions addressed and no material liability would devolve upon the Group.
Ravva Block
The Government of India (GoI) has granted its approval for a ten-year
extension of PSC for Ravva Block with effect from October 28, 2019, in terms of the provision of the “Policy on the Grant of the extension to Production Sharing Contract Signed by Government awarding small, medium-sized
and discovered field to private joint ventures” dated March 28, 2016. The PSC addendum recording this extension has been executed by all parties.

The Ravva Extension Policy, amongst others, provides for an increased share of profit petroleum of 10% for the GoI during the extended term of the Ravva PSC and payment of royalty and cess as per prevailing rate in accordance with the PNG Rules, 1959 and OIDB Act. Under the Ravva PSC, the Company’s oil and gas business is entitled to recover 100% of cost of production and development from crude oil and natural gas sales before any profit is allocated among the parties. Cost recovery for exploration cost during extension period shall be governed as per the provision of Office Memorandum 2013, 2019 issued by MoPNG on exploration in mining lease area post expiry of the exploration period.

(ix)	Impact of Taxation Laws (Amendment) Act, 2019
Pursuant to the introduction of Section 115BAA of the Indian Income Tax Act, 1961 in September 2019, companies in India have the option to pay corporate income tax at the rate of 22% plus applicable surcharge and cess as against the earlier rate of 30% plus applicable surcharge and cess, subject to certain conditions like, the
C
ompany has to forego all benefits like tax holidays, brought forward losses generated through tax incentives/additional depreciation and outstanding MAT credit. Considering all the provisions under Section 115BAA and based on the expected timing of exercising of the option under Section 115BAA, the Group has re-measured
its deferred tax balances leading to a deferred tax credit of
₹
 16,512 million ($ 219 million) on deferred tax balances as at March 31, 2019 being recognised during the financial year. This computation required assessment of assumptions regarding future profitability, which is inherently uncertain. To the extent assumptions regarding future profitability change, there can be increase or decrease in the amounts recognised.

(x)	Flue-gas desulfurization (FGD) implementation:
Ministry of Environment, Forest and Climate Change (MOEF&CC) has revised emission norms for coal-based power plants in India. Accordingly, both captive and independent coal-based power plants in India are required to comply with these revised norms for reduction of sulphur oxide (SOx) emissions for which the current plant infrastructure is to be modified or new equipments have to be installed. Timelines for compliance to the revised norm for various plants in the Group range from December 2019 to March 2022. Different power plants are at different stages of the implementation process.
Status of Implementation at TSPL
TSPL for which the last date of compliance was December 31, 2019, has issued Letter of Intent (LOI) to the successful bidder and continues to operate the plant in absence of any directions from Central Pollution Control Board (CPCB) or MOEF&CC. TSPL is confident that authorities would take considerate stand in view of stringent timelines and earnest efforts taken by the plant to meet the environmental norms. TSPL has received show cause notice from Punjab Pollution Control Board (PPCB), which was favourably disposed of by PPCB with a recommendation to CPCB for extension of timeline. Subsequently, a show cause notice has been issued by CPCB to TSPL and other power plants which were required to meet December 31, 2019 deadline.
CPCB vide notice published on its website, has imposed environment compensation penalty of
₹
 2 million ($ 0 million) per month per
non-compliant
unit and any further directions based on the periodic review of compliance status. The impact of this penalty for the year ended March
31,
2020 is not material.
Subsequently, TSPL has filed its reply to CPCB to extend the timeline and revoke the environment compensation notice. The
C
ompany has also paid
₹
 16 million ($ 0 million) under protest.
Status of Implementation at other Plants
The timeline prescribed for captive power plants of Vedanta Limited, Balco & HZL was June 2020. While Vedanta Limited and Balco have issued Letter of Intent (LOI) to the successful bidder, HZL is in the process of issuing the LOI. Group’s respective operations have been engaging with the concerned authorities to extend the timeline for compliance. In the event, the request for extension of timeline is not accepted, this could impact the operations of power plants and associated operations, the impact of which cannot be determined with reasonable certainty. In the absence of any direction from concerned authorities, the power plants are continuing its operations.
Status of Cost Pass Through to PSPCL
TSPL filed a petition before Punjab State Electricity Regulatory Commission (PSERC) regarding approval and consequent tariff adjustment of costs to be incurred for installation and operation of FGD under Change in Law as per the PPA. Post adverse order from PSERC, TSPL filed an Appeal before Appellate Tribunal for Electricity (APTEL). APTEL vide order dated August 28, 2020 has approved the said MOEF & CC notification including installation and operation of FGD and associated system for SOx emissions as well as installation and operation of SNCR and/or any other appropriate technology for NOx emissions as a change in law event as per the PPA. It has further stated that TSPL is entitled for additional expenditure for installation and operation of FGD and associated systems including all allied cost like taxes, duties etc. as a part of Additional Capital Cost to be incurred by TSPL and has directed the Commission to devise a mechanism for payment of above mentioned costs and other expenses in relation to procurement, installation, commissioning, operation and maintenance of FGD for SO2 as approved by the concerned authority, after prudence check.

(xi)
Electrosteel Steels Limited had filed application for renewal of Consent to Operate (‘CTO’) on August 24, 2017 for the period of five years which was denied by Jharkhand State Pollution Control Board (‘JSPCB’) on August 23, 2018. Hon’ble High Court of Jharkhand has granted stay on August 25, 2018 against said order of denial of CTO by JSPCB and the stay has been extended by the Court to allow the operations till next date of hearing, which is now fixed on September
18
, 2020. Hon’ble High Court has also extended stay against order of Ministry of Environment, Forest and Climate Change (MOEF&CC) dated September 20, 2018 in respect of revocation of environmental clearance (EC) till next date of hearing on September 04, 2020. In December 2019, ESL has been granted the stage I forest clearance by MOEF&CC. The
C
o
mpany is working out appropriate solution to secure the revised EC in due course and does not expect a material liability in this regard.

(xii)	Assessment of impairment at Avanstrate Inc (ASI)
Significant changes in the market and economic environment in which ASI operates has led to decrease in demand and profitability in the glass substrate business. Accordingly, the Group had assessed the recoverable value of all its assets and liabilities which led to a non-cash
impairment charge during the year ended March 31, 2020 (Refer Note 14).
The impairment assessments are based on a range of estimates and assumptions, including:

Estimates/ assumption	Basis
Future sales volume	Existing customer relationships, unperformed contracts and expected wins
Commodity prices	management’s best estimate
Discount rates	cost of capital risk-adjusted for the risk specific to the asset/ CGU
The projections of future sales volume are based on the existing customer relationships, unperformed contracts and revenue from contracts with new customers which are in the advanced stage of discussions or are probable wins based on management judgement. Any subsequent changes to cash flows due to changes in the above-mentioned factors could impact the carrying value of the assets.

(xiii)	Assessment of impairment of assets at Aluminium division
Considering lower sales realisation, an impairment trigger has been identified in the aluminium division of the Company. The impairment assessments are based on a range of estimates and assumptions, including:

Estimates/ assumption	Basis
Future production	Proved and probable reserves, production facilities, resource estimates and expansion projects
Commodity prices	management’s best estimate benchmarked with external sources of information, to ensure they are within the range of available analyst forecast
Discount rates	cost of capital risk-adjusted for the risk specific to the asset/CGU

The Group has carried out an impairment analysis considering the key variables and concluded that there exists no impairment. The Group has carried out sensitivity analysis on key assumptions including commodity price, discount rate and delay in expansion of refinery. Based on sensitivity analysis, the recoverable amount is still expected to exceed the carrying value as at March 31, 2020 of
₹
 318,413 million ($ 4,224 million)
.

(xiv)	Going Concern
Considering the uncertainties caused due to
Covid-19,
as described in (i) above, the Group prepared its cash flow forecasts under various scenarios and has performed additional sensitivities on certain key assumptions. Based on such an analysis and assessment of its ability to raise additional capital, the Group continues to prepare its financial statements on a going concern basis. While performing such an analysis, the Group has also considered and evaluated the consequential effects of the fact that its parent company Vedanta Resources Limited (VRL) has reported a material uncertainty relating to its going concern in its most recent financial statements for March 2020, including the matters described in Note 22 relating to debt covenants and Note 36 (b). Upon a consideration of the foregoing, the Group has concluded that no substantial change in its operations are expected.

II. Significant Judgements:

(i)	Revenue recognition and receivable recovery in relation to the power division
In certain cases, the Group’s power customers are disputing various contractual provisions of Power Purchase Agreements (PPA). Significant judgement is required in both assessing the tariff to be charged under the PPA in accordance with IFRS 15 and to assess the recoverability of withheld revenue currently accounted for as receivables.
In assessing this critical judgment management considered favorable external legal opinions the Group has obtained in relation to the claims. In addition
,
the fact that the contracts are with government owned companies implies the credit risk is low. Refer Note 17.

(ii)	Contingencies
In the normal course of business, contingent liabilities may arise from litigation, taxation and other claims against the Group. A tax provision is recognised when the Group has a present obligation as a result of past events, and it is probable that the Group will be required to settle that obligation.
Where it is management’s assessment that the outcome cannot be reliably quantified or is uncertain the claims are disclosed as contingent liabilities unless the likelihood of an adverse outcome is remote. Such liabilities are disclosed in the notes but are not provided for in the financial statements.
When considering the classification of legal or tax cases as probable, possible or remote there is judgement involved. This pertains to the application of the legislation, which in certain cases is based upon management’s interpretation of country specific applicable law, in particular India, and the likelihood of settlement. Management uses in-house
and external legal professionals to make informed decision.
Although there can be no assurance regarding the final outcome of the legal proceedings, the Group does not expect them to have a materially adverse impact on the Group’s financial position or profitability. These are set out in Note 33.

(iii)	Determining whether an arrangement contains a lease
The Group has ascertained that the Power Purchase Agreement (PPA) entered into between one of the subsidiaries and a State grid qualifies to be an operating lease under IFRS 16 “Leases”. Accordingly, the consideration receivable under the PPA relating to recovery of capacity charges towards capital cost have been recognised as operating lease rentals and in respect of variable cost that includes fuel costs, operations and maintenance etc. is considered as revenue from sale of products/services.
Significant judgement is required in segregating the capacity charges due from the State grid, between fixed and contingent payments. The Group has determined that since the capacity charges under the PPA are based on the number of units of electricity made available by its Subsidiary which would be subject to variation on account of various factors like availability of coal and water for the plant, there are no fixed minimum payments under the PPA, which requires it to be accounted for on a straight-line basis. The contingent rents recognised are disclosed in Note 6.